                             LIQUID ASSET PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000

                                                                     A0076 08/00

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                         June 30, 2000
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   TED GIULIANO & JOSEPHINE MAHANEY, PORTFOLIO CO-MANAGERS
   Neuberger Berman AMT Liquid Asset Portfolio produced a 2.60% return during the first six months of 2000,(1) while its benchmark, the iMoneyNet Inc. Taxable First Tier Retail Average, produced a 2.71% return. The portfolio's current and effective (compounded) yields as of June 30, 2000 were 5.84% and 6.01% respectively.(2)
   Overall, the first half of 2000 was a very good period for money market securities. The Federal Reserve Board raised interest rates three times, by a total of 100 basis points, to 6.50%. The moves were an attempt to forestall a re-acceleration of inflation in a fast-growing economy, and caused money market yields to rise.
   The money markets were also affected by a widening of spreads over Treasury securities as investors continued to seek refuge from broad market volatility by buying short-term paper. Buyers of Treasury debt flooded the market after the Treasury department announced plans to significantly reduce the national debt, but corporations continued to be heavy issuers of commercial and floating rate paper.
   During the second quarter, yields rose sharply on 90-day agency discount notes--from 32 basis points over Treasuries on March 31 to 73 basis points over Treasuries on June 30. Commercial paper likewise rose from 40 basis points over Treasuries on 90-day paper on March 31 to 87 basis points over on June 30. Similar yield spikes were seen in 180-day agency discount notes and commercial paper during the period.
   In this investment environment, we maintained a relatively defensive posture as the Fed completed its work, with an emphasis on maintaining a very high-quality and liquid portfolio. Through April, we generally maintained an emphasis on short paper, concentrating the fund's assets in 90-day and floating rate securities with 7- or 30-day puts. In May and early June, we sharply increased our positions in longer term paper, giving a significant boost to overall yield. We also significantly increased the portfolio's holdings in commercial paper (82.5% of net assets as of June 30, 2000) and variable-rate securities (15.2% of net assets), while eliminating the position in U.S. government agency securities (0% of net assets). Other instruments in the portfolio included certificates of deposit (4.3% of net assets).
   Looking forward, we remain optimistic about the fixed-income markets. U.S. economic growth appears to be strong, and although inflation remains low due to productivity gains, the Federal Reserve Board may have completed its rate increases for 2000. These developments have the potential to benefit the portfolio, and we intend to continue to carefully monitor the yield curve. Meanwhile, we believe that money market securities remain a very attractive alternative for investors with cash that is earmarked for capital preservation or is awaiting reinvestment in longer-term markets.

Sincerely,

/s/ Ted Giuliano                /s/ Josephine Mahaney
TED GIULIANO                    JOSEPHINE MAHANEY
PORTFOLIO CO-MANAGER            PORTFOLIO CO-MANAGER

Neuberger Berman Advisers Management Trust                         June 30, 2000
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

(1)4.89%, 4.66% and 5.34% were the average annual returns for the 1-, 5-year and since inception periods ended June 30, 2000. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. Although the portfolio is managed to maintain a stable net asset value of $1.00, the investment return and principal value of an investment may fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The value of the Portfolio's shares, like the share values of all other mutual funds, is neither insured nor guaranteed by the U.S. Government. Neuberger Berman Management Inc. currently absorbs certain operating expenses of the Portfolio. Absent such arrangement, which is subject to change, the total returns would have been less. The performance does not reflect separate account and insurance policy fees and expenses.

   The iMoneyNet Inc. Taxable First Tier Retail Average is an unweighted average of 311 money market funds. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index.

   Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gains distributions. The portfolio invests in many securities not included in the above-described index. The composition, industries and holdings of the portfolio are subject to change. Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used in their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(2)"Current yield" refers to the income generated by an investment in the portfolio over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, it is assumed that the income earned by an investment in the Fund is reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   This material is authorized for distribution only when preceded or accompanied by a current prospectus.

SCHEDULE OF INVESTMENTS
Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
          Liquid Asset Portfolio

      Principal                                                 Rating
       Amount                                            Moody's       S&P        Value(1)
---------------------                                    --------    --------    -----------
                       ASSET-BACKED COMMERCIAL PAPER
                       (16.1%)
     $  500,000        Monte Rosa Capital Corp.,
                       6.55%, due 7/17/00                  P-1         A-1+      $   498,545
      1,000,000        Corporate Receivables Corp.,
                       6.53%, due 7/18/00                  P-1         A-1+          996,916
        845,000        Ciesco LP, 6.60%, due 7/24/00       P-1         A-1+          841,437
        640,000        Corporate Asset Funding
                       Company, Inc., 6.56%,
                       due 8/7/00                          P-1         A-1+          635,685
        750,000        GOVCO Inc., 6.42%,
                       due 8/14/00                         P-1         A-1+          744,115
                                                                                 -----------
                       TOTAL ASSET-BACKED COMMERCIAL
                       PAPER                                                       3,716,698
                                                                                 -----------
                       CORPORATE COMMERCIAL PAPER
                       (66.4%)
        758,000        UBS Finance, Inc., 7.00%,
                       due 7/3/00                          P-1         A-1+          757,705
        835,000        Metlife Funding, Inc., 6.12%,
                       due 7/5/00                          P-1         A-1+          834,432
        502,000        Emerson Electric Co., 6.52%,
                       due 7/6/00                          P-1         A-1+          501,546
        400,000        American Express Credit Corp,
                       6.75%, due 7/7/00                   P-1         A-1           399,550
        745,000        Province of Ontario, 6.06%,
                       due 7/7/00                          P-1         A-1+          744,247
        600,000        Vulcan Materials Co., 6.51%,
                       due 7/10/00                         P-1         A-1           599,023
        570,000        USAA Capital Corp., 6.43%,
                       due 7/10/00                         P-1         A-1+          569,084
        300,000        Westpac Capital Corp., 6.09%,
                       due 7/12/00                         P-1         A-1+          299,442
        695,000        General Electric Capital
                       Corp., 6.55%, due 7/13/00           P-1         A-1+          693,483
        840,000        Gannett Co., Inc., 6.55%,
                       due 7/19/00                         P-1         A-1+          837,249
        418,000        General Motors Acceptance
                       Corp., 6.19%, due 7/25/00           P-1         A-1           416,275
        900,000        Potomac Electric Power
                       Company, 6.58%, due 8/2/00          P-1         A-1+          894,736
        715,000        E.I. Dupont de Nemours & Co.,
                       6.55%, due 8/11/00                  P-1         A-1+          709,666
        800,000        British Telecommunications
                       PLC, 6.64%, due 8/31/00             P-1         A-1+          790,999
        535,000        American Express Credit Corp.,
                       6.58%, due 9/1/00                   P-1         A-1           528,937
        400,000        Merrill Lynch & Co., Inc.,
                       6.60%, due 9/8/00                   P-1         A-1+          394,940
        250,000        British Telecommunications
                       PLC, 6.07%, due 9/15/00             P-1         A-1+          246,796
        174,000        Motorola, Inc., 6.60%,
                       due 9/18/00                         P-1         A-1           171,480
        640,000        Anheuser-Busch Companies,
                       Inc., 6.20%, due 9/25/00            P-1         A-1           630,521
        750,000        Motorola, Inc., 6.57%,
                       due 9/27/00                         P-1         A-1           737,955
        481,000        SBC Communications, Inc.,
                       6.20%, due 10/2/00                  P-1         A-1+          473,296
        515,000        AT&T Corp., 6.56%,
                       due 10/3/00                         P-1         A-1+          506,179
        550,000        Goldman Sachs Group, Inc.,
                       6.25%, due 10/6/00                  P-1         A-1+          540,738
        750,000        DaimlerChrysler Holding Corp.,
                       6.59%, due 10/11/00                 P-1         A-1           735,996
        600,000        Prudential Funding Corp.,
                       6.23%, due 10/11/00                 P-1         A-1       589,409

Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

          Liquid Asset Portfolio

      Principal                                                 Rating
       Amount                                            Moody's       S&P        Value(1)
---------------------                                    --------    --------    -----------
     $  500,000        Goldman Sachs Group, Inc.,
                       6.61%, due 10/16/00                 P-1         A-1+      $   490,177
        286,000        General Electric Capital
                       Corp., 6.65%, due 11/22/00          P-1         A-1+          278,392
                                                                                 -----------
                       TOTAL CORPORATE COMMERCIAL
                       PAPER                                                      15,372,253
                                                                                 -----------
                       TAXABLE REVENUE BONDS (15.2%)
      1,000,000        Riverside County California,
                       Certificates of Participation,
                       Ser. 1997, 6.85%, VRDN
                       due 11/1/27                        MIG1         A-1+        1,000,000
        800,000        Los Angeles California Multi
                       Family Housing, Revenue Bonds,
                       Ser. 1999 Q, 6.60%, VRDN
                       due 4/15/33                        MIG1         A-1+          800,000
      1,000,000        Rhode Island Student Loan,
                       Revenue Bonds, Ser. 4, 6.60%,
                       VRDN due 12/1/34                   MIG1         A-1+        1,000,000
        700,000        Florida Housing Finance Corp.,
                       Revenue Bonds, Ser. 1999 A,
                       6.55%, VRDN due 1/1/44             MIG1         A-1+          700,000
                                                                                 -----------
                       TOTAL TAXABLE REVENUE BONDS                                 3,500,000
                                                                                 -----------
                       CERTIFICATE OF DEPOSIT (4.3%)
      1,000,000        First Union National Bank NC,
                       7.00%, due 11/22/00                 P-1         A-1         1,000,000
                                                                                 -----------
                       TOTAL INVESTMENTS (102.0%)                                 23,588,951
                       Liabilities, less cash,
                       receivables and other assets
                       [(2.0%)]                                                     (452,087)
                                                                                 -----------
                       TOTAL NET ASSETS (100.0%)                                 $23,136,864
                                                                                 -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
1) Investment securities of the Fund are valued at amortized cost, which approximates U.S. Federal income tax cost.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                      June 30,
                                                        2000
                                                     (UNAUDITED)
                                                    -------------
ASSETS
      Investments in securities, at value (Cost
       $23,588,951)
        (Note A) -- see Schedule of Investments     $ 23,588,951
      Cash                                                   841
      Interest receivable                                 23,717
      Prepaid expenses and other assets                      135
                                                    -------------
                                                      23,613,644
                                                    -------------
LIABILITIES
      Payable for Fund shares redeemed                   336,250
      Dividends payable                                  109,488
      Accrued expenses                                    18,682
      Payable to administrator (Note B)                    7,606
      Payable to investment manager (Note B)               4,754
                                                    -------------
                                                         476,780
                                                    -------------
NET ASSETS at value                                 $ 23,136,864
                                                    -------------

NET ASSETS consist of:
      Par value                                     $     23,138
      Paid-in capital in excess of par value          23,115,577
      Accumulated net realized loss on investments        (1,851)
                                                    -------------
NET ASSETS at value                                 $ 23,136,864
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                    23,138,715
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $1.00
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                       For the
                                                     Six Months
                                                        Ended
                                                      June 30,
                                                        2000
                                                     (UNAUDITED)
                                                     -----------
INVESTMENT INCOME
    Interest income                                  $  694,049
                                                     -----------
    Expenses:
      Administration fee (Note B)                        45,607
      Investment management fee (Note B)                 28,559
      Custodian fees (Note B)                            16,368
      Shareholder reports                                 6,967
      Amortization of deferred organization and
       initial offering expenses (Note A)                 1,480
      Trustees' fees and expenses                         1,009
      Legal fees                                            759
      Auditing fees                                         525
      Miscellaneous                                       3,414
                                                     -----------
        Total expenses                                  104,688
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                         (297)
                                                     -----------
        Total net expenses                              104,391
                                                     -----------
        Net investment income                           589,658
                                                     -----------
REALIZED LOSS ON INVESTMENTS
            Net realized loss on investment
        securities sold                                    (281)
                                                     -----------
                Net increase in net assets
          resulting from operations                  $  589,377
                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                           Six Months
                                             Ended          Year
                                            June 30,       Ended
                                              2000      December 31,
                                          (UNAUDITED)       1999
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    589,658  $   651,927
    Net realized gain (loss) on
     investments                                  (281)         (46)
                                          --------------------------
    Net increase in net assets resulting
     from operations                           589,377      651,881
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (589,658)    (651,927)
                                          --------------------------
FROM FUND SHARE TRANSACTIONS:
    Proceeds from shares sold               17,794,951   18,043,401
    Proceeds from reinvestment of
     dividends                                 544,831      639,312
    Payments for shares redeemed           (20,991,384)  (7,723,441)
                                          --------------------------
    Net increase (decrease) from Fund
     share transactions                     (2,651,602)  10,959,272
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS       (2,651,883)  10,959,226
NET ASSETS:
    Beginning of period                     25,788,747   14,829,521
                                          --------------------------
    End of period                         $ 23,136,864  $25,788,747
                                          --------------------------

NUMBER OF FUND SHARES:
    Sold                                    17,794,951   18,043,401
    Issued on reinvestment of dividends        544,831      639,312
    Redeemed                               (20,991,384)  (7,723,441)
                                          --------------------------
    Net increase (decrease) in shares
     outstanding                            (2,651,602)  10,959,272
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Liquid Asset Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      Prior to May 1, 2000, the Fund was part of a master/feeder structure, investing all of its net investable assets in AMT Liquid Asset Investments, a series of Advisers Managers Trust. Effective May 1, 2000, the Fund converted to a conventional fund structure. The Fund redeemed its investment in AMT Liquid Asset Investments in return for delivery of the portfolio securities, at current net asset value, subject to the liabilities of AMT Liquid Asset Investments.
      It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
5) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid and reinvested monthly. Distributions from net realized capital gains, if any, are normally distributed in February. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($1,012, $496, $16, and $46, expiring in 2002, 2005, 2006, and
   2007, respectively, determined as of December 31, 1999), it is the policy of the Fund not to distribute such gains.

Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
6) ORGANIZATION EXPENSES: Organization expenses incurred by the Fund were fully amortized as of June 30, 2000.
7) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
8) REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES, ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND
          OTHER TRANSACTIONS WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets.
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has contractually undertaken through April 30, 2001 to reimburse the Fund for its operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets. For the six months ended June 30, 2000, no reimbursement to the Fund was required.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian Fees, was a reduction of $297.

Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

NOTE C -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                             Six Months Ended
                                                 June 30,
                                                   2000                        Year Ended December 31,
                                               (UNAUDITED)        1999       1998       1997       1996       1995
                                             -----------------------------------------------------------------------
Net Asset Value, Beginning of Period              $.9999         $ .9999    $ .9999    $ .9999    $1.0000    $ .9997
                                             -----------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                          .0257           .0419      .0456      .0461      .0443      .0493
    Net Gains or Losses on Securities                 --              --         --         --     (.0001)(2)   .0003
                                             -----------------------------------------------------------------------
      Total From Investment Operations             .0257           .0419      .0456      .0461      .0442      .0496
                                             -----------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                      (.0257)         (.0419)    (.0456)    (.0461)    (.0443)    (.0493)
                                             -----------------------------------------------------------------------
Net Asset Value, End of Period                    $.9999         $ .9999    $ .9999    $ .9999    $ .9999    $1.0000
                                             -----------------------------------------------------------------------
Total Return(3)                                    +2.60%(4)       +4.27%     +4.66%     +4.71%     +4.52%     +5.04%
                                             -----------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
 millions)                                        $ 23.1         $  25.8    $  14.8    $  13.4    $  13.5    $  31.9
                                             -----------------------------------------------------------------------
    Ratio of Gross Expenses to Average
 Net Assets(5)                                       .92%(6)        1.01%      1.01%      1.01%      1.01%      1.02%
                                             -----------------------------------------------------------------------
    Ratio of Net Expenses to Average Net
 Assets(7)                                           .92%(6)        1.00%      1.00%      1.00%      1.00%      1.01%
                                             -----------------------------------------------------------------------
    Ratio of Net Investment Income to
 Average Net Assets                                 5.17%(6)        4.21%      4.56%      4.61%      4.44%      4.90%
                                             -----------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)
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          Liquid Asset Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Liquid Asset Investment's income and expenses under the prior master/feeder fund structure.
2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Fund shares.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) Not annualized.
5) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6) Annualized.
7) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                                            YEAR ENDED DECEMBER 31,
                                                                1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------
Net Expenses                                                    1.09%      1.14%      1.12%      1.21%      1.25%